Income(Loss) Per Share Data (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted (loss)/income per share (in US dollars millions, except per share data):

Ordinary shares undistributed (loss)/income	(1,909)	553
E Ordinary shares undistributed (loss)/income	(4)	2
Total undistributed (loss)/income	(1,913)	555

Ordinary shares distributed income	40	146
E Ordinary shares distributed income	-	-
Total distributed income (1)	40	146

Numerator - Net (loss)/income

Attributable to Ordinary shares (2)	(1,869)	699
Attributable to E Ordinary shares	(4)	2
Total attributable to AngloGold Ashanti	(1,873)	701

In calculating diluted (loss)/income per ordinary share, the following were taken into consideration:

(Loss)/income attributable to equity shareholders	(1,869)	699
Loss attributable to E Ordinary shareholders	(4)	-
Interest expense on convertible bonds	24	37
Amortization of issue cost and discount on convertible bonds	-	16
Fair value adjustment on convertible bonds included in (loss)/income	(318)	(180)
(Loss)/income used in calculation of diluted earnings per ordinary share	(2,167)	572

Schedule of Weighted Average Number of Shares [Table Text Block]

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic (loss)/income per ordinary share
Ordinary shares	383,571,718	382,504,246
Fully vested options (3)	2,059,490	1,734,133
Weighted average number of ordinary shares (2)	385,631,208	384,238,379

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options (4)	-	1,353,761
Dilutive potential of convertible bonds (4)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	455,010	-
Denominator for diluted (loss)/income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,226,218	419,116,755

Weighted average number of E Ordinary shares used in calculation of basic and diluted (loss)/income per E Ordinary share	1,604,681	2,560,095